INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (467,843)	$ (53,007)	$ (151,878)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense	$ (107,604)	$ (12,192)	$ (34,932)
Deferred tax assets for which valuation allowance was provided	18,179	40,520	29,485
Share-based compensation	3,132	(2,245)	(5,529)
Permanent differences	939	(1,202)	627
Tax adjustment in respect of different tax rate of foreign subsidiary	1,859	4,171	345
Preferred enterprise benefits	39,108	37,001	23,700
Rate change impact	0	0	(57)
Intra-entity intellectual property transfer	0	(3,913)	0
different tax rate	0	0	372
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(2,375)	0	0
Uncertain tax positions	3,894	416	0
Other	(112)	1,646	978
Income tax expense	$ (42,980)	$ 64,202	$ 14,989